Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive Income (loss)	Non- controlling Interest	Total
Balance at Dec. 31, 2019	$ 2,090,816	$ 227,949	$ 124,092,191	$ (73,376,872)	$ 1,372,074	$ (433,155)	$ 53,973,003
Balance (in Shares) at Dec. 31, 2019	209,081,533	22,794,872
Issuance of ordinary shares	$ 288,989		33,518,112				33,807,101
Issuance of ordinary shares (in Shares)	28,898,849
Issuance of preferred shares		$ 15,003	6,123,201				6,138,204
Issuance of preferred shares (in Shares)		1,500,310
Transfer of redeemable preferred shares to mezzanine equity		$ (217,949)	(9,986,377)				(10,204,326)
Transfer of redeemable preferred shares to mezzanine equity (in Shares)		(21,794,872)
Net loss				(39,865,640)		(191,325)	(40,056,965)
Acquisition of subsidiaries	$ 17,896		1,020,082			731,858	1,769,836
Acquisition of subsidiaries (in Shares)	1,789,618
Foreign currency translation adjustment					(2,896,052)	(41,022)	(2,937,074)
Balance at Dec. 31, 2020	$ 2,397,701	$ 25,003	154,767,209	(113,242,512)	(1,523,978)	66,356	42,489,779
Balance (in Shares) at Dec. 31, 2020	239,770,000	2,500,310
Issuance of ordinary shares	$ 1,386,607		174,032,100				175,418,707
Issuance of ordinary shares (in Shares)	138,660,796
Redemption of preferred shares		$ (15,003)	(6,123,201)				(6,138,204)
Redemption of preferred shares (in Shares)		(1,500,310)
Dividends of Preferred Shares				(666,512)			(666,512)
Net loss				(68,801,252)		7,330,267	(61,470,985)
Acquisition of subsidiaries	$ 71,114		(6,353,132)			(10,966)	(6,292,984)
Acquisition of subsidiaries (in Shares)	7,111,428
Contribution						362,575	362,575
Foreign currency translation adjustment					(68,784)	10,084	(58,700)
Balance at Dec. 31, 2021	$ 3,855,422	$ 10,000	316,322,976	(182,710,276)	(1,592,762)	7,758,316	143,643,676
Balance (in Shares) at Dec. 31, 2021	385,542,224	1,000,000
Issuance of ordinary shares	$ 1,069,565		27,286,328				28,355,893
Issuance of ordinary shares (in Shares)	106,956,464
Issuance of preferred shares		$ 15,000	292,500				307,500
Issuance of preferred shares (in Shares)		1,500,000
Net loss				(52,539,682)		2,327,941	(50,211,741)
Acquisition of subsidiaries						(194,363)	(194,363)
Foreign currency translation adjustment					2,135,731	68,475	2,204,206
Balance at Dec. 31, 2022	$ 4,924,987	$ 25,000	$ 343,901,804	$ (235,249,958)	$ 542,969	$ 9,960,369	$ 124,105,171
Balance (in Shares) at Dec. 31, 2022	492,498,688	2,500,000